EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT
Contribution for employee benefits	¥ 82,877	¥ 50,648	¥ 15,732